TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2014
TAXES ON INCOME [Abstract]
Schedule of Income (Loss) before Taxes on Income
	Year ended December 31,
	2012	2013	2014

Domestic	$1,670	$(829)	$(6,343)
Foreign	1,051	641	1,422

	$2,721	$(188)	$(4,921)

Schedule of Taxes on Income
	Year ended December 31,
	2012	2013	2014

Current taxes	$(101)	$(204)	$(496)
Deferred taxes	1,223	205	(56)

	$1,122	$1	$(552)

Domestic	$1,223	$205	$(166)
Foreign	(101)	(204)	(386)

	$1,122	$1	$(552)

Schedule of Deferred Tax Assets
	December 31,
	2013	2014

Carryforward losses (1)	$3,405	$10,627
Intangible assets	13	-
Research and development expenses	596	780
Accrued severance pay	22	17
Accrued vacation pay	41	30

Deferred tax assets before valuation allowance	4,077	11,454

Deferred tax liability :
Intangible assets	-	(2,391)
Deferred revenues	-	(66)

Deferred tax assets before valuation allowance	-	(2,457)

Net deferred tax assets before valuation allowance	4,077	8,997

Valuation allowance	(2,649)	(8,177)

Net deferred tax assets	$1,428	$820

(1)	Inclusive of the effect of enacted changes in tax rates in accordance with Israeli Law for Economic Efficiency (Amended Legislation for Implementing the Economic Plan for 2010, 2011 and 2013).

	December 31,
	2013	2014
Domestic:
Current deferred tax asset, net	$913	$746
Non-current deferred tax asset, net	515	522

	1,428	1,268

Foreign:
Current deferred tax liability, net	-	(130)
Non-current deferred tax liability, net	-	(318)

	-	(448)

	$1,428	$820

Reconciliation of Income Tax Expense
	Year ended December 31,
	2012	2013	2014

Income (loss) before taxes, as reported in the consolidated statements of operations	$2,721	$(188)	$(4,921)

Statutory tax rate	25%	25%	26.5%

Theoretical tax expenses (benefits) on the above amount at the Israeli statutory tax rate	$680	$(47)	$(1,304)
Income tax at rate other than the Israeli statutory tax rate	4	46	(17)
Tax advances and non-deductible expenses including equity based compensation expenses	349	215	342
Deferred taxes on losses and other temporary differences	(1,223)	-	-
Deferred taxes on losses and other differences for which a valuation allowance was provided	-	-	5,528
Acquisition of subsidiary	-	-	(3,935)
Tax Reserve for uncertain tax positions	(204)	-	(9)
Difference between financial statements measurement of income and tax basis	(143)	(55)	(44)
Utilization of operating losses carry forward from prior years for which deferred taxes were not created	(636)	(97)	(54)
Tax adjustment in respect of different tax rates	-	(95)	-
State and Federal taxes	-	-	57
Taxes in respect to prior years	43	32	-
Other individually immaterial income tax item	8	-	(12)

Actual tax expense (benefit)	$(1,122)	$(1)	$552

Reconciliation of Unrecognized Tax Benefits
Gross unrecognized tax benefits as of January 1, 2013	$204
Increase in tax position for current year	-

Gross unrecognized tax benefits as of December 31, 2013	204
Interest accrued	9

Gross unrecognized tax benefits as of December 31, 2014	$213